Other Current and Non-current Assets - ZIM (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Other Assets [Line Items]
Total gain on ZIM ordinary shares		$ (168,635,000)	$ 196,290,000	$ (69,096,000)	$ 444,165,000
Non-current portion of unearned revenue		$ 152,564,000		$ 152,564,000		$ 37,977,000
ZIM
Schedule Of Other Assets [Line Items]
Ordinary shares owned		5,686,950		5,686,950		7,186,950
Fair value of shareholding interest		$ 268,600,000		$ 268,600,000		$ 423,000,000.0
Ordinary shares sold	1,500,000
Net proceeds from sale of ordinary shares	$ 85,300,000
Total gain on ZIM ordinary shares				(69,100,000)	444,200,000
Unrealized gain		268,600,000		268,600,000
Dividend received				138,400,000	$ 0
Dividends received net of withholdings of tax				14,500,000
Non-current portion of unearned revenue		$ 60,900,000		$ 60,900,000		$ 39,900,000